Property and Equipment, Net	12 Months Ended
Jun. 30, 2018
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 7 – PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following:

	As of June 30,
	2018	2017
Equipment	$523,553	$386,590
Office Furniture	106,576	100,524
Automobiles	83,502	35,706
Leasehold improvement	77,678	66,157
Total	791,309	588,977
Less: accumulated depreciation and amortization	(457,412)	(315,630)
Property and equipment, net	$333,897	$273,347

Depreciation expense was $152,342, 109,356 and $54,105 for the years ended June 30, 2018, 2017 and 2016, respectively.